GROUP STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Share capital	Share premium	Capital redemption reserve	Treasury shares [1]	Other reserves [2]	Retained earnings	Total
Balance at beginning of period at Dec. 31, 2014	$ 184	$ 574	$ 11	$ (315)	$ (64)	$ 3,650	$ 4,040
Attributable profit for the year						410	410
Other comprehensive (expense)/income					(192)	2	(190)
Equity dividends declared and paid						(272)	(272)
Share-based payments recognised						29	29
Taxation on share-based payments						5	5
Purchase of own shares				(77)			(77)
Cost of shares transferred to beneficiaries				38		(33)	5
Cancellation of treasury shares	(1)		1	60		(60)
Issue of ordinary share capital		16					16
Balance at end of period at Dec. 31, 2015	183	590	12	(294)	(256)	3,731	3,966
Attributable profit for the year						784	784
Other comprehensive (expense)/income					(119)	(71)	(190)
Equity dividends declared and paid						(279)	(279)
Share-based payments recognised						27	27
Taxation on share-based payments						2	2
Purchase of own shares				(368)			(368)
Cost of shares transferred to beneficiaries				40		(34)	6
Cancellation of treasury shares	(3)		3	190		(190)
Issue of ordinary share capital		10					10
Balance at end of period at Dec. 31, 2016	180	600	15	(432)	(375)	3,970	3,958
Attributable profit for the year						767	767
Other comprehensive (expense)/income					147	55	202
Equity dividends declared and paid						(269)	(269)
Share-based payments recognised						31	31
Taxation on share-based payments						(3)	(3)
Purchase of own shares				(52)			(52)
Cost of shares transferred to beneficiaries				26		(21)	5
Cancellation of treasury shares	(2)		2	201		(201)
Issue of ordinary share capital		5					5
Balance at end of period at Dec. 31, 2017	$ 178	$ 605	$ 17	$ (257)	$ (228)	$ 4,329	$ 4,644

[1]	Refer to Note 19.2 for further information.
[2]	Other reserves comprises gains and losses on cash flow hedges, foreign exchange differences on translation of foreign operations and net changes on fair value of trading investments. The cumulative translation loss within other reserves at 31 December 2017 was $207m (2016: $388m loss, 2015: $254m loss).